UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22783

Oppenheimer SteelPath Master MLP Fund, LLC

(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1.  Schedules of Investments.

Oppenheimer SteelPath Master MLP Fund, LLC
Statement of Investments (Unaudited)

Other Assets in Excess of Liabilities – 100%	$2,079,469

Net Assets – 100%	$2,079,469

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Valuation – Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day before maturity if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – At December 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

SteelPath
Master MLP
Cost of Investments	$-
Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	-
Net Unrealized Appreciation (Depreciation) on Investments	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

•
Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath Master MLP Fund, LLC

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Total	$-	$-	$-	$-

The Funds did not hold any securities during the period ended December 31, 2012

Item 2.  Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 7/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	February 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	February 11, 2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	February 11, 2013